Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions Tables Abstract
Schedule of Aggregate compensation of KMP
	2018	2017
Salary and short term benefits	2,087	3,281
Share – based payments	489	632
	2,576	3,913